Trade and other payables (Tables)	9 Months Ended
May 31, 2026
Trade and other payables
Schedule of trade and other payables

	As at	As at
	May 31,	August 31,
	2026	2025
	$	$
Trade payables	7,992,184	8,050,660
Related party interest payable [note 16]	27,255	6,058
Sales tax payable	115,949	—
Salaries, vacation and other employee benefits payables	204,284	551,072
	8,339,672	8,607,790